BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES (Details)		6 Months Ended	12 Months Ended
	Dec. 06, 2022 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) segment customer	Dec. 31, 2021 USD ($) customer	Jul. 01, 2023 USD ($)
DESCRIPTION OF THE BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES
Working capital		$ 2,800,000	$ 14,200,000
Cash and cash equivalents		6,175,632	15,916,141	$ 1,500,582
Cash			15,900,000	1,500,000
Cash equivalents		$ 0	$ 0	$ 0
Number of customers exceeded 10% of sales / accounts receivable | customer			0	0
Allowance for doubtful accounts			$ 162,635	$ 100,000
Impairment of long lived asset			$ 0	0
Warranty period of the product			3 years
Accrual for warranty claims			$ 269,496	217,244
Warranty guaranteeing the fit and finish product period		3 years	3 years
Invoices customers upon shipment product period		30 days	30 days
Initial recruiting, onboarding and training costs			$ 211,218	144,775
Advertising costs			100,319	$ 87,764
Proceeds from convertible debt			$ 27,452,121
Number of operating segments | segment			1
Number of reporting segments | segment			1
Lakeshore ("Lakeshore") Acquisition I Corp
DESCRIPTION OF THE BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES
Cash held	$ 4,920,000
Cash in connection	10,250,000
Proceeds from convertible debt	30,000,000
Transaction expenses	$ 11,530,000		$ 11,530,000
Minimum | Subsequent Event [Member]
DESCRIPTION OF THE BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents					$ 4,500,000